Derivative Financial Instruments	12 Months Ended
Mar. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
19. Derivative Financial Instruments
Risk Management Policy
Komatsu is exposed to market risk primarily from changes in foreign currency exchange and interest rates with respect to debt obligations, international operations and foreign currency denominated credits and debts. In order to manage these risks that arise in the normal course of business, Komatsu enters into various derivative transactions for hedging pursuant to its policies and procedures (Notes 20 and 21). Komatsu does not enter into derivative financial transactions for trading or speculative purposes.
Komatsu has entered into interest rate swap and cap agreements, partly concurrent with currency swap agreements for the purpose of managing the risk resulting from changes in cash flow or fair value that arise in their interest rate and foreign currency exposure with respect to certain short-term and long-term debts.
Komatsu operates internationally which expose Komatsu to the foreign exchange risk against existing assets and liabilities and transactions denominated in foreign currencies (principally the U.S. dollar and the Euro). In order to reduce these risks, Komatsu executes forward exchange contracts and option contracts based on its projected cash flow in foreign currencies.
Komatsu is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments, but Komatsu does not expect any counterparties to fail to meet their obligations because of the high credit rating of the counterparties. Komatsu has not held any derivative instruments which consisted credit-risk-related contingent features.
Fair Value Hedges
Komatsu uses derivative financial instruments designated as fair value hedges to manage primarily interest rate and foreign exchange risks associated with debt obligations. Principally interest rate swaps and cross-currency swaps are used to hedge such risk for debt obligations. Changes in fair value of the hedged debt obligations and derivative instruments designated as fair value hedge are offset and recognized in other income (expenses). For the years ended March 31, 2011, 2010 and 2009, the amount of hedge ineffectiveness and the net gain or loss excluded from the assessment of hedge effectiveness were not material to Komatsu’s result of operations.
Cash Flow Hedges
Komatsu uses derivative financial instruments designated as cash flow hedges to manage Komatsu’s foreign exchange risks associated with forecasted transactions and Komatsu’s interest risks associated with debt obligations. For transactions denominated in foreign currencies, Komatsu typically hedges forecasted and firm commitment exposures to the variability in cash flow basically up to one year. For the variable rate debt obligations, Komatsu enters into interest rate swap contracts to manage the changes in cash flows. Komatsu records the changes in fair value of derivative instruments designated as cash flow hedges in other comprehensive income (loss). These amounts are reclassified into earnings through other income (expenses) when the hedged items impact earnings. Approximately ¥352 million ($4,241 thousand) of existing income included in accumulated other comprehensive income (loss) at March 31, 2011 will be reclassified into earnings within twelve months from that date. No cash flow hedges were discontinued during the years ended March 31, 2011 as a result of anticipated transactions that are no longer probable of occurring.
Undesignated Derivative Instruments
Komatsu has entered into interest rate swap and cross-currency swap contracts not designated as hedging instruments under ASC 815, “Derivatives and Hedging” as a means of managing Komatsu’s interest rate exposures for short-term and long-term debts. Forward contracts and option contracts not designated as hedging instruments under ASC815 are also used to hedge certain foreign currency exposures. The changes in fair value of such instruments are recognized currently in earnings.
Notional Principal Amounts of Derivative Financial Instruments
Notional principal amounts of derivative financial instruments outstanding at March 31, 2011 and 2010 are as follows.

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Forwards and options:
Sale of foreign currencies	¥94,504	¥40,209	$1,138,602
Purchase of foreign currencies	87,605	48,809	1,055,482
Option contracts (purchased)	490	949	5,904
Interest rate swaps, cross-currency swaps and interest rate cap agreements	123,424	184,487	1,487,036
Fair value of derivative instruments at March 31, 2011 and 2010 on the consolidated balance sheets are as follows:

	Millions of yen
	2011
	Derivative Assets		Derivative Liabilities
Derivative instruments designated	Location on the consolidated	Estimated	Location on the consolidated	Estimated
as hedging instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	¥11	Deferred income taxes and other current liabilities	¥817
	Deferred income taxes and other assets	2	Deferred income taxes and other liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	126	Deferred income taxes and other current liabilities	471
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		¥139		¥1,288

	Derivative Assets		Derivative Liabilities
	Location on the consolidated	Estimated	Location on the consolidated	Estimated
Undesignated derivative instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	¥403	Deferred income taxes and other current liabilities	¥2,025
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	126
Option contracts	Deferred income taxes and other current assets	7	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	6,967	Deferred income taxes and other current liabilities	382
	Deferred income taxes and other assets	3,515	Deferred income taxes and other liabilities	155

Total		¥10,892		¥2,688

Total Derivative Instruments		¥11,031		¥3,976

	Millions of yen
	2010
	Derivative Assets		Derivative Liabilities
Derivative instruments designated	Location on the consolidated	Estimated	Location on the consolidated	Estimated
as hedging instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	¥73	Deferred income taxes and other current liabilities	¥830
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	354	Deferred income taxes and other current liabilities	734
	Deferred income taxes and other assets	99	Deferred income taxes and other liabilities	—

Total		¥526		¥1,564

	Derivative Assets		Derivative Liabilities
	Location on the consolidated	Estimated	Location on the consolidated	Estimated
Undesignated derivative instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	¥90	Deferred income taxes and other current liabilities	¥1,248
Option contracts	Deferred income taxes and other current assets	18	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	1,730	Deferred income taxes and other current liabilities	915
	Deferred income taxes and other assets	6,989	Deferred income taxes and other liabilities	901

Total		¥8,827		¥3,064

Total Derivative Instruments		¥9,353		¥4,628

	Thousands of U.S. dollars
	2011
	Derivative Assets		Derivative Liabilities
Derivative instruments designated	Location on the consolidated	Estimated	Location on the consolidated	Estimated
as hedging instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	$133	Deferred income taxes and other current liabilities	$9,843
	Deferred income taxes and other assets	24	Deferred income taxes and other liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	1,518	Deferred income taxes and other current liabilities	5,675
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		$1,675		$15,518

	Derivative Assets		Derivative Liabilities
	Location on the consolidated	Estimated	Location on the consolidated	Estimated
Undesignated derivative instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	$4,855	Deferred income taxes and other current liabilities	$24,398
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	1,518
Option contracts	Deferred income taxes and other current assets	84	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	83,940	Deferred income taxes and other current liabilities	4,602
	Deferred income taxes and other assets	42,350	Deferred income taxes and other liabilities	1,868

Total		$131,229		$32,386

Total Derivative Instruments		$132,904		$47,904

The effects of derivative instruments on the consolidated statements of income for the year ended March 31, 2011, 2010 and 2009 are as follows:
Derivative instruments designated as fair value hedging relationships

Millions of yen
2011
	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	recognized in income	recognized in income	recognized in income	recognized in income
	on derivatives	on derivatives	on hedged items	on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥—	Other income (expenses), net: Other, net	¥—

Total		¥—		¥—

	Millions of yen
	2010
	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	recognized in income	recognized in income	recognized in income	recognized in income
	on derivatives	on derivatives	on hedged items	on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥(270)	Other income (expenses), net: Other, net	¥355

Total		¥(270)		¥355

	Millions of yen
	2009
	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	recognized in income	recognized in income	recognized in income	recognized in income
	on derivatives	on derivatives	on hedged items	on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥7,910	Other income (expenses), net: Other, net	¥(6,958)

Total		¥7,910		¥(6,958)

Thousands of U.S. dollars
2011
	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	recognized in income	recognized in income	recognized in income	recognized in income
	on derivatives	on derivatives	on hedged items	on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	$—	Other income (expenses), net: Other, net	$—

Total		$—		$—

Derivative instruments designated as cash flow hedging relationships

	Millions of yen
	2011
				Ineffective portion and amount
	Effective portion			excluded from effectiveness testing
	Amount of	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses) reclassified	gains (losses) reclassified	gains (losses)	gains (losses)
	recognized in	from accumulated	from accumulated	recognized in income	recognized in income
	OCI on derivatives	OCI into income	OCI into income	on derivatives	on derivatives
Forwards contracts	¥7,195	Other income (expenses), net: Other, net	¥7,475	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	120	Other income (expenses), net: Other, net	—	—	—

Total	¥7,315		¥7,475		¥—

	Millions of yen
	2010
				Ineffective portion and amount
	Effective portion			excluded from effectiveness testing
	Amount of	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses) reclassified	gains (losses) reclassified	gains (losses)	gains (losses)
	recognized in	from accumulated	from accumulated	recognized in income	recognized in income
	OCI on derivatives	OCI into income	OCI into income	on derivatives	on derivatives
Forwards contracts	¥363	Other income (expenses), net: Other, net	¥532	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	1,758	Other income (expenses), net: Other, net	89	—	—

Total	¥2,121		¥621		¥—

	Millions of yen
	2009
				Ineffective portion and amount
	Effective portion			excluded from effectiveness testing
	Amount of	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses) reclassified	gains (losses) reclassified	gains (losses)	gains (losses)
	recognized in	from accumulated	from accumulated	recognized in income	recognized in income
	OCI on derivatives	OCI into income	OCI into income	on derivatives	on derivatives
Forwards contracts	¥790	Other income (expenses), net: Other, net	¥2,892	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	65	—	—	—	—

Total	¥855		¥2,892		¥—

	Thousands of U.S. dollars
	2011
				Ineffective portion and amount
	Effective portion			excluded from effectiveness testing
	Amount of	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses) reclassified	gains (losses) reclassified	gains (losses)	gains (losses)
	recognized in	from accumulated	from accumulated	recognized in income	recognized in income
	OCI on derivatives	OCI into income	OCI into income	on derivatives	on derivatives
Forwards contracts	$86,687	Other income (expenses), net: Other, net	$90,060	—	$—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	1,446	Other income (expenses), net: Other, net	—	—	—

Total	$88,133		$90,060		$—

*	OCI stands for other comprehensive income (loss).
Derivative instruments not designated as hedging instruments relationships

	Millions of yen
	2011
	Location of gains (losses) recognized	Amount of gains (losses)
	in income on derivatives	recognized
Forwards contracts	Other income (expenses), net: Other, net	¥(1,411)
Option contracts	Other income (expenses), net: Other, net	(9)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(455)
	Other income (expenses), net: Other, net	2,816

Total		¥941

	Millions of yen
	2010
	Location of gains (losses) recognized	Amount of gains (losses)
	in income on derivatives	recognized
Forwards contracts	Other income (expenses), net: Other, net	¥(972)
Option contracts	Other income (expenses), net: Other, net	3
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(580)
	Other income (expenses), net: Other, net	1,900

Total		¥351

	Millions of yen
	2009
	Location of gains (losses) recognized	Amount of gains (losses)
	in income on derivatives	recognized
Forwards contracts	Other income (expenses), net: Other, net	¥846
Option contracts	Other income (expenses), net: Other, net	(7)
Interest rate swaps, cross-currency swap and interest rate cap agreements	Cost of sales	94
	Other income (expenses), net: Other, net	(2,771)

Total		¥(1,838)

	Thousands of U.S. dollars
	2011
	Location of gains (losses) recognized	Amount of gains (losses)
	in income on derivatives	recognized
Forwards contracts	Other income (expenses), net: Other, net	$(17,000)
Option contracts	Other income (expenses), net: Other, net	(109)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(5,482)
	Other income (expenses), net: Other, net	33,928

Total		$11,337